Intangible assets, net (Details) - MXN ($) $ in Thousands	12 Months Ended
	Jan. 03, 2021	Dec. 31, 2019
Intangible assets, net (Details) [Line Items]
Carrying amount of intangible assets	$ 319,361	$ 310,965
Bottom of range [member]
Intangible assets, net (Details) [Line Items]
Amortized useful lives	10
Top of range [Member]
Intangible assets, net (Details) [Line Items]
Amortized useful lives	30 years
Brand [Member]
Intangible assets, net (Details) [Line Items]
Carrying amount of intangible assets	$ 253,000	253,000
Customer relationships [Member]
Intangible assets, net (Details) [Line Items]
Carrying amount of intangible assets	26,667	33,067
Brands and logos [Member]
Intangible assets, net (Details) [Line Items]
Carrying amount of intangible assets	$ 806	$ 3,668